Accrued Expenses, Other Current Liabilities And Other Long-Term Liabilities	12 Months Ended
Sep. 26, 2015
Accrued Expenses, Other Current Liabilities And Other Long-Term Liabilities [Abstract]
Accrued Expenses, Other Current Liabilities And Other Long-Term Liabilities

7. Accrued Expenses, Other Current Liabilities and Other Long-Term Liabilities

The following table sets forth the totals included in Accrued expenses and other current liabilities as of fiscal year end.

	2015	2014
Employee compensation, payroll, and other taxes	$102	$91
Interest	38	44
Rebates	53	50
Property taxes	13	13
Restructuring	10	13
Tax receivable agreement obligation	57	39
Other	65	64
	$338	$314

The following table sets forth the totals included in Other long-term liabilities as of fiscal year end.
	2015	2014
Lease retirement obligation	$32	$31
Sale-lease back deferred gain	28	30
Pension liability	57	45
Tax receivable agreement obligation	175	234
Interest rate swaps	36	3
Other	13	13
	$341	$356